Note Related party transactions (Related party transactions with affiliated company - Additional Information) (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 14, 2018 USD ($)	Jun. 30, 2017 USD ($)	Apr. 01, 2010 USD ($) loans	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) loans	May 01, 2017 USD ($)	Mar. 31, 2017	Jun. 30, 2006 USD ($)	Nov. 01, 2003 USD ($)	May 01, 2001 USD ($)
Related Party Transaction [Line Items]
Deposits				$ 431,000	$ 328,000
Related Party Transaction, Amounts of Transaction				17,608	2,639
Professional Fees				292,488	323,043	$ 308,985
Charge-offs				311,575	267,248
Hurricane Member
Related Party Transaction [Line Items]
Professional Fees				167
Donations Expenses				1,248
Contributions to Banco Popular Foundations
Related Party Transaction [Line Items]
Expenses from Transactions with related party				1,000	1,500
Contributions To The Employee Emergency Fund | Hurricane Member
Related Party Transaction [Line Items]
Expenses from Transactions with related party				300
Contribution To BPPR Foundation
Related Party Transaction [Line Items]
Donations Expenses				1,200
Related Party Residencial Mortgage Loan Director
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				900						$ 800		$ 300
Annual Interest Rate												7.25%
Related Party Residencial Mortgage Loan Director | Third Party Investor
Related Party Transaction [Line Items]
Charge-offs		$ 200
Related Party Residencial Mortgage Loan Director | Outstanding Balance
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties		300
Related Party Residencial Mortgage Loan Director | Payoff
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties		400
Related Party With Investment Companies
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				356,000	357,000
Administrative Fees				7,700	8,600
Waived Fees				2,200	2,800
Net Fees				$ 5,500	$ 5,800
Credit Facilities Terms				$200 million or 10% of BPPR’s capital
Chief Executive Officer | Related Party Transaction loan sold between BPPR and Popular Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 37,900
Related Party With Officer Of The Corporation
Related Party Transaction [Line Items]
Professional Fees				$ 200
Related Party With Director Of The Corporation | Commercial Loans
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties											$ 700
Loan Count | loans			5
Related Party With Director Of The Corporation | Commercial Loans | Note A
Related Party Transaction [Line Items]
Loan Note Ab Split | loans							5
Annual Interest Rate							6.00%		4.25%
Related Party With Director Of The Corporation | Commercial Loans | Note B
Related Party Transaction [Line Items]
Loan Note Ab Split | loans							5
Annual Interest Rate							1.00%
Related Party With Director Of The Corporation | Commercial Loans | Outstanding Balance
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties			$ 33,500	400
Related Party With Director Of The Corporation | Commercial Loans | Outstanding Balance | Note A
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties							$ 19,800
Related Party With Director Of The Corporation | Commercial Loans | Outstanding Balance | Note B
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties							$ 13,500
Related Party With Director Of The Corporation | Commercial Loans | Outstanding Balance | Notes A and Notes B
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				32,100
Reliable Financial Services
Related Party Transaction [Line Items]
Estimated Total Rental Amount	$ 2,000
Loan | Chief Executive Officer | Unpaid Principal Balance | Related Party Transaction loan sold between BPPR and Popular Inc. [Member]
Related Party Transaction [Line Items]
Loan Sold To Popular Inc.								$ 37,900
Popular Inc. | Loan | Chief Executive Officer | Related Party Transaction loan sold between BPPR and Popular Inc. [Member]
Related Party Transaction [Line Items]
Interest Payment				500
Popular Inc. | Loan | Chief Executive Officer | Unpaid Principal Balance | Related Party Transaction loan sold between BPPR and Popular Inc. [Member]
Related Party Transaction [Line Items]
Loan Sold To Popular Inc.				$ 38,200
Banco Popular de Puerto Rico | Chief Executive Officer | Related Party Transaction loan sold between BPPR and Popular Inc. [Member]
Related Party Transaction [Line Items]
Other Additional Capital								$ 6,000
Banco Popular de Puerto Rico | Loan | Chief Executive Officer | Unpaid Principal Balance
Related Party Transaction [Line Items]
Loan Sold To Popular Inc.			$ 40,200